Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000025781 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000025781 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000025781 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000025781 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000025781 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000025781 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000025781 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000025781 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000025781 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[1]
C000025781 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[1]
C000025781 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025781 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025781 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025781 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025781 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025781 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000025781 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000025781 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000025781 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000025781 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000025781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025780 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000025780 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000025780 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000025780 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000025780 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000025780 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000025780 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000025780 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000025780 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[2]
C000025780 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[2]
C000025780 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025780 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025780 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025780 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025780 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025780 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000025780 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000025780 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000025780 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000025780 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000025780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025784 [Member] | MKS Inc 1 25 due 6 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000025784 [Member] | Western Digital Corp 3 00 due 11 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000025784 [Member] | Alphabet Inc 6 250 Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000025784 [Member] | Welltower OP LLC 3 125 due 7 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000025784 [Member] | Hewlett Packard Enterprise Co 7 625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000025784 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000025784 [Member] | Lumentum Holdings Inc 0 50 due 6 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000025784 [Member] | QXO Inc 5 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000025784 [Member] | Boeing Co The 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000025784 [Member] | Uber Technologies Inc Series 2028 0 875 due 12 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000025784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025784 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000025784 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000025784 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000168875 [Member] | MKS Inc 1 25 due 6 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000168875 [Member] | Western Digital Corp 3 00 due 11 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000168875 [Member] | Alphabet Inc 6 250 Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000168875 [Member] | Welltower OP LLC 3 125 due 7 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000168875 [Member] | Hewlett Packard Enterprise Co 7 625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000168875 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000168875 [Member] | Lumentum Holdings Inc 0 50 due 6 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000168875 [Member] | QXO Inc 5 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000168875 [Member] | Boeing Co The 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000168875 [Member] | Uber Technologies Inc Series 2028 0 875 due 12 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000168875 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000168875 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000168875 [Member] | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000168875 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000025785 [Member] | MKS Inc 1 25 due 6 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000025785 [Member] | Western Digital Corp 3 00 due 11 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000025785 [Member] | Alphabet Inc 6 250 Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000025785 [Member] | Welltower OP LLC 3 125 due 7 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000025785 [Member] | Hewlett Packard Enterprise Co 7 625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000025785 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000025785 [Member] | Lumentum Holdings Inc 0 50 due 6 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000025785 [Member] | QXO Inc 5 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000025785 [Member] | Boeing Co The 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000025785 [Member] | Uber Technologies Inc Series 2028 0 875 due 12 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000025785 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025785 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000025785 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000025785 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000025789 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000025789 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000025789 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000025789 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000025789 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000025789 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000025789 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000025789 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000025789 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000025789 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000025789 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025789 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025789 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025789 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025789 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000025789 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025789 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025789 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025789 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025789 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025789 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025788 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000025788 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000025788 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000025788 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000025788 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000025788 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000025788 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000025788 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000025788 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000025788 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000025788 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025788 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025788 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025788 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025788 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000025788 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025788 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025788 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025788 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025788 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025788 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025790 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000025790 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000025790 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[8]
C000025790 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[8]
C000025790 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[8]
C000025790 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[8]
C000025790 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000025790 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[8]
C000025790 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000025790 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000025790 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025790 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025790 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025790 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025790 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025790 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000025790 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000025790 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000025790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025790 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025790 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025791 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000025791 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000025791 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[9]
C000025791 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[9]
C000025791 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[9]
C000025791 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[9]
C000025791 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000025791 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[9]
C000025791 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000025791 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000025791 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025791 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025791 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025791 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025791 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025791 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000025791 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000025791 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000025791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025791 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025791 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025795 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000025795 [Member] | TechnipFMC plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000025795 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000025795 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000025795 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000025795 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000025795 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000025795 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000025795 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000025795 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000025795 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025795 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000025795 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025795 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025795 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025795 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025795 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025795 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025795 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025795 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025795 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025794 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000025794 [Member] | TechnipFMC plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000025794 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000025794 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000025794 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000025794 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000025794 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000025794 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000025794 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000025794 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000025794 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025794 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000025794 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025794 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025794 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025794 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025794 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025794 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025794 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025794 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025794 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025802 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000025802 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[12]
C000025802 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[12]
C000025802 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[12]
C000025802 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[12]
C000025802 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[12]
C000025802 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[12]
C000025802 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[12]
C000025802 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000025802 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[12]
C000025802 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025802 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025802 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025802 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025802 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000025802 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000025802 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025802 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025802 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025802 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025802 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025803 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000025803 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[13]
C000025803 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[13]
C000025803 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[13]
C000025803 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[13]
C000025803 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[13]
C000025803 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[13]
C000025803 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000025803 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000025803 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[13]
C000025803 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025803 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025803 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025803 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025803 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000025803 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000025803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025803 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025803 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025803 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025803 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025805 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[14]
C000025805 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000025805 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000025805 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000025805 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000025805 [Member] | Vanguard Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
C000025805 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000025805 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000025805 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[14]
C000025805 [Member] | U S Treasury Notes 3 75 4 375 due 4 30 28 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[14]
C000025805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025805 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000025805 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025805 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025805 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000025805 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025805 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025805 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000025804 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[15]
C000025804 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000025804 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000025804 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000025804 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000025804 [Member] | Vanguard Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000025804 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000025804 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[15]
C000025804 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[15]
C000025804 [Member] | U S Treasury Notes 3 75 4 375 due 4 30 28 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[15]
C000025804 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025804 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000025804 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025804 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025804 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000025804 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025804 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025804 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000025806 [Member] | Univision Communications Inc 7 008 8 50 due 1 23 29 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000025806 [Member] | McAfee Corp 6 644 due 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000025806 [Member] | Hologic Inc 5 995 due 4 7 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000025806 [Member] | Indy US Holdco LLC 5 894 due 10 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000025806 [Member] | Acrisure LLC 6 644 8 50 due 2 1 29 6 21 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000025806 [Member] | Clydesdale Acquisition Holdings Inc 6 75 8 75 due 4 13 29 4 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000025806 [Member] | AthenaHealth Group Inc 6 894 due 2 16 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000025806 [Member] | Asurion LLC 7 413 9 175 due 1 19 29 2 23 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000025806 [Member] | SCIH Salt Holdings Inc 6 35 due 1 31 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[16]
C000025806 [Member] | TransDigm Inc 5 894 6 75 due 3 22 30 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000025806 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025806 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025806 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025806 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000025806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025806 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025806 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025806 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025806 [Member] | High Tech Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025806 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025806 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025807 [Member] | Univision Communications Inc 7 008 8 50 due 1 23 29 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000025807 [Member] | McAfee Corp 6 644 due 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000025807 [Member] | Hologic Inc 5 995 due 4 7 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000025807 [Member] | Indy US Holdco LLC 5 894 due 10 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000025807 [Member] | Acrisure LLC 6 644 8 50 due 2 1 29 6 21 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000025807 [Member] | Clydesdale Acquisition Holdings Inc 6 75 8 75 due 4 13 29 4 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000025807 [Member] | AthenaHealth Group Inc 6 894 due 2 16 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000025807 [Member] | Asurion LLC 7 413 9 175 due 1 19 29 2 23 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000025807 [Member] | SCIH Salt Holdings Inc 6 35 due 1 31 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[17]
C000025807 [Member] | TransDigm Inc 5 894 6 75 due 3 22 30 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000025807 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025807 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025807 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025807 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000025807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025807 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025807 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025807 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025807 [Member] | High Tech Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025807 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025807 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025809 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025809 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000025809 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025809 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000025808 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025808 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000025808 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025808 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000025810 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025810 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025810 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000025811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025811 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025811 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000025813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025813 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000025813 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025813 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000025812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025812 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000025812 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025812 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000025814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025814 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000025814 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025814 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000025815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025815 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000025815 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025815 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000025817 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000025817 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[18]
C000025817 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[18]
C000025817 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
C000025817 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000025817 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[18]
C000025817 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[18]
C000025817 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[18]
C000025817 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[18]
C000025817 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[18]
C000025817 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025817 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025817 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025817 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025817 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000025817 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000025817 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025817 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025817 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025817 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025817 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025816 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[19]
C000025816 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[19]
C000025816 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000025816 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000025816 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[19]
C000025816 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[19]
C000025816 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[19]
C000025816 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[19]
C000025816 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[19]
C000025816 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[19]
C000025816 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025816 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025816 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025816 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025816 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000025816 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000025816 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025816 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025816 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025816 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025816 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025818 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[20]
C000025818 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[20]
C000025818 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000025818 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000025818 [Member] | U S Treasury Bonds 5 00 due 5 15 46 5 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[20]
C000025818 [Member] | U S Treasury Notes 3 875 4 375 due 4 30 31 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000025818 [Member] | UMBS 30 Year 2 00 6 00 due 8 1 48 3 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[20]
C000025818 [Member] | GNMA zero coupon 7 833 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[20]
C000025818 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[20]
C000025818 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[20]
C000025818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025818 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025818 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025818 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025818 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025818 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025818 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025818 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000025818 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025819 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000025819 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
C000025819 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000025819 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000025819 [Member] | U S Treasury Bonds 5 00 due 5 15 46 5 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[21]
C000025819 [Member] | U S Treasury Notes 3 875 4 375 due 4 30 31 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[21]
C000025819 [Member] | UMBS 30 Year 2 00 6 00 due 8 1 48 3 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[21]
C000025819 [Member] | GNMA zero coupon 7 833 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[21]
C000025819 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000025819 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000025819 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025819 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025819 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025819 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025819 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025819 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025819 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025819 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000025819 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025821 [Member] | U S Treasury Bonds 5 00 due 5 15 46 5 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[22]
C000025821 [Member] | Pacific Gas and Electric Co 5 45 6 95 due 6 15 27 3 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[22]
C000025821 [Member] | BX Trust 3 856 5 325 due 12 9 41 7 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000025821 [Member] | GNMA II 30 Year 2 00 4 50 due 3 20 51 9 20 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000025821 [Member] | GNMA II Single Family 30 Year 2 50 5 50 due 10 20 51 7 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[22]
C000025821 [Member] | FNMA Other 2 50 4 50 due 6 1 62 6 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[22]
C000025821 [Member] | GNMA 0 689 6 00 due 6 20 51 4 16 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[22]
C000025821 [Member] | UMBS Pool 30 Year 2 00 5 50 due 11 1 50 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[22]
C000025821 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 4 30 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[22]
C000025821 [Member] | UMBS 30 Year 1 50 7 50 due 7 1 28 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[22]
C000025821 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025821 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000025821 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025821 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000025821 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000025821 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025820 [Member] | U S Treasury Bonds 5 00 due 5 15 46 5 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[23]
C000025820 [Member] | Pacific Gas and Electric Co 5 45 6 95 due 6 15 27 3 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[23]
C000025820 [Member] | BX Trust 3 856 5 325 due 12 9 41 7 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[23]
C000025820 [Member] | GNMA II 30 Year 2 00 4 50 due 3 20 51 9 20 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[23]
C000025820 [Member] | GNMA II Single Family 30 Year 2 50 5 50 due 10 20 51 7 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[23]
C000025820 [Member] | FNMA Other 2 50 4 50 due 6 1 62 6 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[23]
C000025820 [Member] | GNMA 0 689 6 00 due 6 20 51 4 16 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[23]
C000025820 [Member] | UMBS Pool 30 Year 2 00 5 50 due 11 1 50 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[23]
C000025820 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 4 30 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[23]
C000025820 [Member] | UMBS 30 Year 1 50 7 50 due 7 1 28 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[23]
C000025820 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025820 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000025820 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025820 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000025820 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000025820 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025822 [Member] | State of Hawaii 1 695 5 159 due 8 1 32 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[24]
C000025822 [Member] | State of Illinois 4 62 6 725 due 5 1 31 6 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[24]
C000025822 [Member] | City of New York 1 923 5 75 due 8 1 31 2 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000025822 [Member] | State of California 7 55 7 60 due 4 1 39 11 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000025822 [Member] | New York City Transitional Finance Authority 1 97 5 01 due 5 1 32 5 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[24]
C000025822 [Member] | New York State Dormitory Authority 2 202 5 228 due 7 1 32 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[24]
C000025822 [Member] | Commonwealth of Massachusetts 1 67 3 769 due 7 15 29 9 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[24]
C000025822 [Member] | Massachusetts Educational Financing Authority 5 95 6 166 due 7 1 44 7 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[24]
C000025822 [Member] | Oregon State Lottery 5 031 5 093 due 4 1 34 4 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[24]
C000025822 [Member] | New York City Housing Development Corp 5 458 6 033 due 12 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[24]
C000025822 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025822 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025822 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000025822 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025823 [Member] | State of Hawaii 1 695 5 159 due 8 1 32 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[25]
C000025823 [Member] | State of Illinois 4 62 6 725 due 5 1 31 6 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[25]
C000025823 [Member] | City of New York 1 923 5 75 due 8 1 31 2 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
C000025823 [Member] | State of California 7 55 7 60 due 4 1 39 11 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[25]
C000025823 [Member] | New York City Transitional Finance Authority 1 97 5 01 due 5 1 32 5 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[25]
C000025823 [Member] | New York State Dormitory Authority 2 202 5 228 due 7 1 32 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[25]
C000025823 [Member] | Commonwealth of Massachusetts 1 67 3 769 due 7 15 29 9 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[25]
C000025823 [Member] | Massachusetts Educational Financing Authority 5 95 6 166 due 7 1 44 7 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[25]
C000025823 [Member] | Oregon State Lottery 5 031 5 093 due 4 1 34 4 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[25]
C000025823 [Member] | New York City Housing Development Corp 5 458 6 033 due 12 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[25]
C000025823 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025823 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025823 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000025823 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025824 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[26]
C000025824 [Member] | Treasury Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000025824 [Member] | Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000025824 [Member] | Government Agency Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000025826 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 7 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[27]
C000025826 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[27]
C000025826 [Member] | Hilton Domestic Operating Co Inc 4 00 6 125 due 1 15 30 3 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[27]
C000025826 [Member] | Yum Brands Inc 3 625 6 875 due 1 15 30 11 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[27]
C000025826 [Member] | Talen Energy Supply LLC 5 644 6 50 due 5 1 31 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000025826 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
C000025826 [Member] | NRG Energy Inc 5 75 6 25 due 2 1 33 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[27]
C000025826 [Member] | IHO Verwaltungs GmbH 6 375 8 00 due 5 15 29 5 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[27]
C000025826 [Member] | LifePoint Health Inc 5 375 10 00 due 1 15 29 5 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[27]
C000025826 [Member] | Mineral Resources Ltd 6 00 9 25 due 10 1 28 5 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000025826 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000025826 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025826 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025826 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025826 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025826 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025827 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 7 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[28]
C000025827 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[28]
C000025827 [Member] | Hilton Domestic Operating Co Inc 4 00 6 125 due 1 15 30 3 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[28]
C000025827 [Member] | Yum Brands Inc 3 625 6 875 due 1 15 30 11 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[28]
C000025827 [Member] | Talen Energy Supply LLC 5 644 6 50 due 5 1 31 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[28]
C000025827 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[28]
C000025827 [Member] | NRG Energy Inc 5 75 6 25 due 2 1 33 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[28]
C000025827 [Member] | IHO Verwaltungs GmbH 6 375 8 00 due 5 15 29 5 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[28]
C000025827 [Member] | LifePoint Health Inc 5 375 10 00 due 1 15 29 5 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[28]
C000025827 [Member] | Mineral Resources Ltd 6 00 9 25 due 10 1 28 5 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[28]
C000025827 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000025827 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025827 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025827 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025827 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025827 [Member] | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025829 [Member] | L Oreal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[29]
C000025829 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[29]
C000025829 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[29]
C000025829 [Member] | Cie Financiere Richemont SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[29]
C000025829 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[29]
C000025829 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[29]
C000025829 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[29]
C000025829 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[29]
C000025829 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[29]
C000025829 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[29]
C000025829 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025829 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000025829 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025829 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000025829 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000025829 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025829 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025829 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025829 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025829 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000025829 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025828 [Member] | L Oreal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[30]
C000025828 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[30]
C000025828 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[30]
C000025828 [Member] | Cie Financiere Richemont SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[30]
C000025828 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[30]
C000025828 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[30]
C000025828 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[30]
C000025828 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[30]
C000025828 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[30]
C000025828 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[30]
C000025828 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025828 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000025828 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025828 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000025828 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000025828 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025828 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025828 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025828 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025828 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000025828 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099347 [Member] | U S Treasury Notes 3 875 4 375 due 4 15 29 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[31]
C000099347 [Member] | GNMA zero coupon 5 083 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[31]
C000099347 [Member] | Connecticut Avenue Securities Trust 5 328 12 992 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[31]
C000099347 [Member] | FHLMC STACR REMIC Trust 5 278 12 128 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[31]
C000099347 [Member] | Flagship Credit Auto Trust 2 26 5 80 due 12 15 27 3 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[31]
C000099347 [Member] | FHLMC STACR Trust 8 542 14 992 due 9 25 47 4 25 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[31]
C000099347 [Member] | Multifamily Connecticut Avenue Securities Trust 6 728 11 242 due 10 25 49 5 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[31]
C000099347 [Member] | Commercial Mortgage Trust 2 773 4 921 due 9 15 33 2 10 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[31]
C000099347 [Member] | Exeter Automobile Receivables Trust 5 57 7 52 due 10 15 29 6 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
C000099347 [Member] | FHLMC zero coupon 3 50 due 12 25 48 8 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[31]
C000099347 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099347 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000099347 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099347 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000099347 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000099347 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000099347 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000099347 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000099348 [Member] | U S Treasury Notes 3 875 4 375 due 4 15 29 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[32]
C000099348 [Member] | GNMA zero coupon 5 083 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[32]
C000099348 [Member] | Connecticut Avenue Securities Trust 5 328 12 992 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[32]
C000099348 [Member] | FHLMC STACR REMIC Trust 5 278 12 128 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[32]
C000099348 [Member] | Flagship Credit Auto Trust 2 26 5 80 due 12 15 27 3 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[32]
C000099348 [Member] | FHLMC STACR Trust 8 542 14 992 due 9 25 47 4 25 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[32]
C000099348 [Member] | Multifamily Connecticut Avenue Securities Trust 6 728 11 242 due 10 25 49 5 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[32]
C000099348 [Member] | Commercial Mortgage Trust 2 773 4 921 due 9 15 33 2 10 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[32]
C000099348 [Member] | Exeter Automobile Receivables Trust 5 57 7 52 due 10 15 29 6 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[32]
C000099348 [Member] | FHLMC zero coupon 3 50 due 12 25 48 8 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[32]
C000099348 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099348 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000099348 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099348 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000099348 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000099348 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000099348 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000099348 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000104622 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[33]
C000104622 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[33]
C000104622 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[33]
C000104622 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[33]
C000104622 [Member] | SK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[33]
C000104622 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000104622 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[33]
C000104622 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[33]
C000104622 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[33]
C000104622 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[33]
C000104622 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000104622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000104622 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000104622 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104622 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104622 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000104622 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000104622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000104622 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104622 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104622 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104621 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[34]
C000104621 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[34]
C000104621 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[34]
C000104621 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[34]
C000104621 [Member] | SK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[34]
C000104621 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[34]
C000104621 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[34]
C000104621 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[34]
C000104621 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[34]
C000104621 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[34]
C000104621 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000104621 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000104621 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000104621 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104621 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104621 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000104621 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000104621 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000104621 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104621 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104621 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104623 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[35]
C000104623 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[35]
C000104623 [Member] | Oceaneering International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[35]
C000104623 [Member] | Materion Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[35]
C000104623 [Member] | Establishment Labs Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
C000104623 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
C000104623 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[35]
C000104623 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[35]
C000104623 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[35]
C000104623 [Member] | StoneX Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[35]
C000104623 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000104623 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104623 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000104623 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000104623 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000104623 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000104623 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104623 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000104623 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104623 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000104623 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104624 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[36]
C000104624 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[36]
C000104624 [Member] | Oceaneering International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[36]
C000104624 [Member] | Materion Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[36]
C000104624 [Member] | Establishment Labs Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[36]
C000104624 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[36]
C000104624 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000104624 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000104624 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000104624 [Member] | StoneX Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[36]
C000104624 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000104624 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104624 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000104624 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000104624 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000104624 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000104624 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104624 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000104624 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104624 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000104624 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104625 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[37]
C000104625 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[37]
C000104625 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[37]
C000104625 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[37]
C000104625 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[37]
C000104625 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[37]
C000104625 [Member] | BP plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[37]
C000104625 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[37]
C000104625 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[37]
C000104625 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[37]
C000104625 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000104625 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000104625 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000104625 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104625 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104625 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104625 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104627 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[38]
C000104627 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[38]
C000104627 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[38]
C000104627 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[38]
C000104627 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[38]
C000104627 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[38]
C000104627 [Member] | U S Treasury Notes 3 75 4 375 due 4 30 28 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[38]
C000104627 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[38]
C000104627 [Member] | UMBS 30 Year 2 00 6 00 due 2 1 37 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[38]
C000104627 [Member] | U S Treasury Bonds 4 75 5 00 due 5 15 46 2 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[38]
C000104627 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104627 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000104627 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000104627 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000104627 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000104627 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104627 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000104627 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000104628 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[39]
C000104628 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[39]
C000104628 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[39]
C000104628 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[39]
C000104628 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[39]
C000104628 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[39]
C000104628 [Member] | U S Treasury Notes 3 75 4 375 due 4 30 28 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[39]
C000104628 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[39]
C000104628 [Member] | UMBS 30 Year 2 00 6 00 due 2 1 37 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[39]
C000104628 [Member] | U S Treasury Bonds 4 75 5 00 due 5 15 46 2 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[39]
C000104628 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104628 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000104628 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000104628 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000104628 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000104628 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104628 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000104628 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000104629 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[40]
C000104629 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[40]
C000104629 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[40]
C000104629 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[40]
C000104629 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[40]
C000104629 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[40]
C000104629 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[40]
C000104629 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[40]
C000104629 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[40]
C000104629 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[40]
C000104629 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104629 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000104629 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000104629 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104629 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000104629 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000104629 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104629 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000104629 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000104629 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104630 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[41]
C000104630 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[41]
C000104630 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[41]
C000104630 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[41]
C000104630 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[41]
C000104630 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[41]
C000104630 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[41]
C000104630 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[41]
C000104630 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[41]
C000104630 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[41]
C000104630 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104630 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000104630 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000104630 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104630 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000104630 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000104630 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104630 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000104630 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000104630 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104631 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[42]
C000104631 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[42]
C000104631 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[42]
C000104631 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[42]
C000104631 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[42]
C000104631 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[42]
C000104631 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[42]
C000104631 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[42]
C000104631 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[42]
C000104631 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[42]
C000104631 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000104631 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104631 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000104631 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000104631 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000104631 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104631 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104631 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104631 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104631 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104631 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104632 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[43]
C000104632 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[43]
C000104632 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000104632 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[43]
C000104632 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[43]
C000104632 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[43]
C000104632 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[43]
C000104632 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[43]
C000104632 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000104632 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[43]
C000104632 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000104632 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104632 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000104632 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000104632 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000104632 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104632 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104632 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104632 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104632 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104632 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104634 [Member] | FNMA 4 658 6 207 due 11 1 34 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[44]
C000104634 [Member] | United Kingdom Gilt 4 00 due 10 22 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[44]
C000104634 [Member] | Japan Government CPI Linked Bond 0 005 0 10 due 3 10 28 3 10 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[44]
C000104634 [Member] | FHLMC 4 107 5 128 due 7 15 44 8 15 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[44]
C000104634 [Member] | Italy Buoni Poliennali del Tesoro 0 10 1 80 due 5 15 30 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[44]
C000104634 [Member] | GNMA II Single Family 30 Year 3 50 due 3 20 52 3 20 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[44]
C000104634 [Member] | GNMA 4 389 4 926 due 9 20 55 10 20 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[44]
C000104634 [Member] | UMBS Single Family 30 Year 4 00 6 00 due 7 25 56 8 25 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[44]
C000104634 [Member] | U S Treasury Inflation Linked Bonds 0 125 3 375 due 1 15 28 2 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[44]
C000104634 [Member] | U S Treasury Inflation Linked Notes 0 125 2 375 due 4 15 27 1 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.70%	[44]
C000104634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000104634 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104634 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)
C000104634 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.20%
C000104634 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000104634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000104634 [Member] | Short Term Investments Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.80%)
C000104634 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000104633 [Member] | FNMA 4 658 6 207 due 11 1 34 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[45]
C000104633 [Member] | United Kingdom Gilt 4 00 due 10 22 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[45]
C000104633 [Member] | Japan Government CPI Linked Bond 0 005 0 10 due 3 10 28 3 10 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[45]
C000104633 [Member] | FHLMC 4 107 5 128 due 7 15 44 8 15 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[45]
C000104633 [Member] | Italy Buoni Poliennali del Tesoro 0 10 1 80 due 5 15 30 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[45]
C000104633 [Member] | GNMA II Single Family 30 Year 3 50 due 3 20 52 3 20 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[45]
C000104633 [Member] | GNMA 4 389 4 926 due 9 20 55 10 20 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[45]
C000104633 [Member] | UMBS Single Family 30 Year 4 00 6 00 due 7 25 56 8 25 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[45]
C000104633 [Member] | U S Treasury Inflation Linked Bonds 0 125 3 375 due 1 15 28 2 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[45]
C000104633 [Member] | U S Treasury Inflation Linked Notes 0 125 2 375 due 4 15 27 1 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.70%	[45]
C000104633 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000104633 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104633 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)
C000104633 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.20%
C000104633 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000104633 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000104633 [Member] | Short Term Investments Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.80%)
C000104633 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000154685 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[46]
C000154685 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[46]
C000154685 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[46]
C000154685 [Member] | Ferrovial NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[46]
C000154685 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[46]
C000154685 [Member] | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[46]
C000154685 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[46]
C000154685 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[46]
C000154685 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[46]
C000154685 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[46]
C000154685 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[47]
C000154685 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000154685 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000154685 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154685 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000154685 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000154685 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154685 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000154685 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154685 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154685 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000154686 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[48]
C000154686 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[48]
C000154686 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[48]
C000154686 [Member] | Ferrovial NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[48]
C000154686 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[48]
C000154686 [Member] | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[48]
C000154686 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[48]
C000154686 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[48]
C000154686 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[48]
C000154686 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[48]
C000154686 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[49]
C000154686 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000154686 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000154686 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154686 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000154686 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000154686 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154686 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000154686 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154686 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154686 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166827 [Member] | Lundin Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[50]
C000166827 [Member] | Life Time Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[50]
C000166827 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[50]
C000166827 [Member] | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[50]
C000166827 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[50]
C000166827 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[50]
C000166827 [Member] | DigitalOcean Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[50]
C000166827 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[50]
C000166827 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[50]
C000166827 [Member] | Xometry Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[50]
C000166827 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166827 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166827 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166827 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000166827 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166827 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166827 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166827 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166827 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166827 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166827 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166826 [Member] | Lundin Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[51]
C000166826 [Member] | Life Time Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[51]
C000166826 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[51]
C000166826 [Member] | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[51]
C000166826 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[51]
C000166826 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[51]
C000166826 [Member] | DigitalOcean Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[51]
C000166826 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[51]
C000166826 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[51]
C000166826 [Member] | Xometry Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[51]
C000166826 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166826 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166826 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166826 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000166826 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166826 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166826 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166826 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166826 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166826 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166826 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000204554 [Member] | iShares Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[52]
C000204554 [Member] | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[52]
C000204554 [Member] | Franklin Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[52]
C000204554 [Member] | Vanguard Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[52]
C000204554 [Member] | iShares Core S And P Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[52]
C000204554 [Member] | iShares MSCI USA Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[52]
C000204554 [Member] | SPDR Bloomberg Investment Grade Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[52]
C000204554 [Member] | iShares MSCI Emerging Markets ex China ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[52]
C000204554 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[52]
C000204554 [Member] | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[52]
C000204554 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000204554 [Member] | Floating Rate Investment Grade Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000204554 [Member] | International Equity Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000204554 [Member] | Bank Loan Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000204554 [Member] | Short Duration Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000204554 [Member] | Municipal Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000204554 [Member] | Convertible Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000204554 [Member] | U S Small Cap Core Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204554 [Member] | Emerging Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000204554 [Member] | U S Momentum Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000204554 [Member] | U S Large Cap Core Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204555 [Member] | iShares Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[53]
C000204555 [Member] | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[53]
C000204555 [Member] | Franklin Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[53]
C000204555 [Member] | Vanguard Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[53]
C000204555 [Member] | iShares Core S And P Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[53]
C000204555 [Member] | iShares MSCI USA Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[53]
C000204555 [Member] | SPDR Bloomberg Investment Grade Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[53]
C000204555 [Member] | iShares MSCI Emerging Markets ex China ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[53]
C000204555 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[53]
C000204555 [Member] | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[53]
C000204555 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000204555 [Member] | Floating Rate Investment Grade Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000204555 [Member] | International Equity Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000204555 [Member] | Bank Loan Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000204555 [Member] | Short Duration Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000204555 [Member] | Municipal Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000204555 [Member] | Convertible Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000204555 [Member] | U S Small Cap Core Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204555 [Member] | Emerging Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000204555 [Member] | U S Momentum Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000204555 [Member] | U S Large Cap Core Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255923 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[54]
C000255923 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[54]
C000255923 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[54]
C000255923 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[54]
C000255923 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[54]
C000255923 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[54]
C000255923 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[54]
C000255923 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[54]
C000255923 [Member] | Seagate Technology Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[54]
C000255923 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[54]
C000255923 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255923 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000255923 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000255923 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255923 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000255923 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000255923 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255923 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255923 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255923 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255923 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255924 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[55]
C000255924 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[55]
C000255924 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[55]
C000255924 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[55]
C000255924 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[55]
C000255924 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[55]
C000255924 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[55]
C000255924 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[55]
C000255924 [Member] | Seagate Technology Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[55]
C000255924 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[55]
C000255924 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255924 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000255924 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000255924 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255924 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000255924 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000255924 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255924 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255924 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255924 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255924 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255926 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[56]
C000255926 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[56]
C000255926 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[56]
C000255926 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[56]
C000255926 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[56]
C000255926 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[56]
C000255926 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[56]
C000255926 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[56]
C000255926 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[56]
C000255926 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[56]
C000255926 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255926 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000255926 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000255926 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000255926 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000255926 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000255926 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255926 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255926 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255926 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255926 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255925 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[57]
C000255925 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[57]
C000255925 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[57]
C000255925 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[57]
C000255925 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[57]
C000255925 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[57]
C000255925 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[57]
C000255925 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[57]
C000255925 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[57]
C000255925 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[57]
C000255925 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255925 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000255925 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000255925 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000255925 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000255925 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000255925 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255925 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255925 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255925 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255925 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255927 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[58]
C000255927 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[58]
C000255927 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[58]
C000255927 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[58]
C000255927 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[58]
C000255927 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[58]
C000255927 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[58]
C000255927 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[58]
C000255927 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[58]
C000255927 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[58]
C000255927 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255927 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255927 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000255927 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255927 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000255927 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000255927 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000255927 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255927 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255927 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255927 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255928 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[59]
C000255928 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[59]
C000255928 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[59]
C000255928 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[59]
C000255928 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[59]
C000255928 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[59]
C000255928 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[59]
C000255928 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[59]
C000255928 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[59]
C000255928 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[59]
C000255928 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255928 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255928 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000255928 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255928 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000255928 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000255928 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000255928 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255928 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255928 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255928 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%

[1]	Excluding short-term investments
[2]	Excluding short-term investments
[3]	Excluding short-term investments
[4]	Excluding short-term investments
[5]	Excluding short-term investments
[6]	Excluding short-term investments
[7]	Excluding short-term investments
[8]	Excluding short-term investments
[9]	Excluding short-term investments
[10]	Excluding short-term investments
[11]	Excluding short-term investments
[12]	Excluding short-term investments
[13]	Excluding short-term investments
[14]	Excluding short-term investments
[15]	Excluding short-term investments
[16]	Excluding short-term investments
[17]	Excluding short-term investments
[18]	Excluding short-term investments
[19]	Excluding short-term investments
[20]	Excluding short-term investments
[21]	Excluding short-term investments
[22]	Excluding short-term investments
[23]	Excluding short-term investments
[24]	Excluding short-term investments
[25]	Excluding short-term investments
[26]	Less than one-tenth of a percent.
[27]	Excluding short-term investments
[28]	Excluding short-term investments
[29]	Excluding short-term investments
[30]	Excluding short-term investments
[31]	Excluding short-term investments
[32]	Excluding short-term investments
[33]	Excluding short-term investments
[34]	Excluding short-term investments
[35]	Excluding short-term investments
[36]	Excluding short-term investments
[37]	Excluding short-term investments
[38]	Excluding short-term investments
[39]	Excluding short-term investments
[40]	Excluding short-term investments
[41]	Excluding short-term investments
[42]	Excluding short-term investments
[43]	Excluding short-term investments
[44]	Excluding short-term investments
[45]	Excluding short-term investments
[46]	Excluding short-term investments
[47]	Less than one-tenth of a percent.
[48]	Excluding short-term investments
[49]	Less than one-tenth of a percent.
[50]	Excluding short-term investments
[51]	Excluding short-term investments
[52]	Excluding short-term investments
[53]	Excluding short-term investments
[54]	Excluding short-term investments
[55]	Excluding short-term investments
[56]	Excluding short-term investments
[57]	Excluding short-term investments
[58]	Excluding short-term investments
[59]	Excluding short-term investments